LONG-TERM BORROWINGS	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
LONG-TERM BORROWINGS

NOTE 13 - LONG-TERM BORROWINGS

Long-term borrowings consisted of the following:

	Annual Interest	Maturity	Guarantee	As of June 30,
	Rate	Date	Information	2026	2025
Bank of Jiangsu (i)	2.60%	June 30, 2027	Mr. Chuanbo Jiang	$294,764	$-
Bank of China Limited (ii)	2.40%	From November 21, 2026 to May 21, 2027	Zhongshan Co and Mr. Chuanbo Jiang	14,738	-
Bank of China Limited (iii)	2.55%	From November 21, 2026 to May 21, 2027	YLAN and Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd.	14,738	-
Total current portion				$324,240	$-
Bank of China Limited (ii)	2.40%	From November 21, 2027 to June 29, 2028	Zhongshan Co and Mr. Chuanbo Jiang	$722,171	$-
Bank of China Limited (iii)	2.55%	From November 21, 2027 to May 28, 2029	YLAN and Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd.	722,171	-
Bank of Jiangsu (i)	From 2.60% to 3.75%	July 1, 2027	Mr. Chuanbo Jiang	147,381	418,784
Total non-current portion				$1,591,723	$418,784
Total				$1,915,963	$418,784

(i)	In July 2025, the Company was granted the one-year credit facility by Bank of Jiangsu in the amount of RMB3.0 million (approximately $418,784) and fully drew the amount. The credit facility was guaranteed by Mr. Chuanbo Jiang. The loan originally matured in July 2026 and was renewed on its original maturity date, extending the maturity dates to June 30, 2027 and July 1, 2027. As of June 30, 2026, no repayments had been made under the loan agreements. The outstanding balance of the current portion was RMB2.0 million (approximately $294,764) due on June 30, 2027 and the non-current portion was RMB1.0 million (approximately $147,381) due on July 1, 2027.
(ii)	On May 29, 2026, the Company was granted a two-year credit facility by Bank of China with amount of RMB5.0 million (approximately $736,909) and fully drew the amount. The credit facility was guaranteed by Zhongshan Co and Mr. Chuanbo Jiang. As of June 30, 2026, no repayments had been made under this loan agreement. The outstanding borrowings are RMB100,000 (approximately $14,738) due on May 21, 2027 and RMB4.9 million (approximately $722,171) due on June 29, 2028.
(iii)	On May 29, 2026, the Company was granted a three-year credit facility by Bank of China with amount of RMB5.0 million (approximately $736,909) and fully drew the amount. The credit facility was guaranteed by YLAN, Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd. As of June 30, 2026, no repayments had been made under this loan agreement. The outstanding borrowings are RMB100,000 (approximately $14,738) due on May 21, 2027 and RMB4.9 million (approximately $722,171) due on May 28, 2029.

The repayment schedule for the principal of the Company’s long-term borrowings is as follows:

For the fiscal years ended June 30,	Amount
2027	$324,240
2028	884,290
2029	707,433
Total	$1,915,963

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares and per share data)